Employee Benefit Plans - Additional Information (Details) - USD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
United Kingdom
Defined Contribution Plan Disclosure [Line Items]
Defined contribution plan, amount expensed	$ 600,000	$ 300,000
United States
Defined Contribution Plan Disclosure [Line Items]
Defined Contribution Plan, Plan Name [Extensible List]	frln:DefinedContribution401KPlanMember
Maximum | United States
Defined Contribution Plan Disclosure [Line Items]
Defined contribution plan, employer discretionary contribution to 401(k) plan	$ 100,000	$ 100,000